American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND
NT EMERGING MARKETS FUND * NT INTERNATIONAL GROWTH FUND * TECHNOLOGY FUND

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Supplement dated December 3, 2007 * Statement of Additional Information dated September 28, 2007

On December 3, 2007, Life Sciences Advisor Class and C Class shareholders will receive Investor Class shares of Life Sciences in exchange for their Advisor
Class and C Class shares. Accordingly, the Advisor Class and C Class shares of
Life Sciences will no longer be offered.

On December 3, 2007, Technology Advisor Class shareholders will receive Investor
Class shares of Technology in exchange for their Advisor Class shares.
Accordingly, the Advisor Class shares of Technology will no longer be offered.

As of December 3, 2007, the Advisor Class of International Growth was combined with the A Class of the same fund. Information specific to the fund's Advisor
Class will be restated with the next statement of additional information update to reflect changes that resulted from the combination.

THE FOLLOWING REPLACES THE LIFE SCIENCES AND TECHNOLOGY SECTIONS OF THE TABLE
ON PAGE 3:

FUND/CLASS                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Life Sciences
  Investor Class                     ALSIX                        06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                AILSX                        07/17/2000
--------------------------------------------------------------------------------
Technology
  Investor Class                     ATCIX                        06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                ATYIX                        07/14/2000
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE ENTRIES FOR INTERNATIONAL GROWTH, LIFE SCIENCES AND
TECHNOLOGY IN THE TABLE ON PAGE 40:

FUND                       CLASS                PERCENTAGE OF STRATEGY ASSETS
-------------------------------------------------------------------------------
International Growth       Investor, A,         1.50% of first $1 billion
                           B, C and R           1.20% of the next $1 billion
                                                1.10% over $2 billion
                           ----------------------------------------------------
                           Institutional        1.30% of first $1 billion
                                                1.00% of the next $1 billion
                                                0.90% over $2 billion
-------------------------------------------------------------------------------
Life Sciences              Investor             1.35% of first $250 million
                                                1.25% of the next $250 million
                                                1.15% of the next $250 million
                                                1.10% over $750 million
                           ----------------------------------------------------
                           Institutional        1.15% of first $250 million
                                                1.05% of the next $250 million
                                                0.95% of the next $250 million
                                                0.90% over $750 million
-------------------------------------------------------------------------------
Technology                 Investor             1.50% of first $250 million
                                                1.40% of the next $250 million
                                                1.30% of the next $250 million
                                                1.20% over $750 million
                           ----------------------------------------------------
                           Institutional        1.30% of first $250 million
                                                1.20% of the next $250 million
                                                1.10% of the next $250 million
                                                1.00% over $750 million
-------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AS A FOOTNOTE TO THE ADVISOR CLASS PLAN HEADING ON PAGE
62:

(1)  AS OF SEPTEMBER 4, 2007 (EMERGING MARKETS AND GLOBAL GROWTH) AND
     DECEMBER 3, 2007 (INTERNATIONAL GROWTH) THE ADVISOR CLASS WAS RENAMED A
     CLASS OR COMBINED WITH AN EXISTING A CLASS AND BECAME SUBJECT TO THE A
     CLASS PLAN.

THE LAST PARAGRAPH OF THE ADVISOR CLASS PLAN SECTION IS DELETED ON PAGE 64.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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